DEBT SECURITIES IN ISSUE (Details 1) - COP ($) $ in Millions		Dec. 31, 2017	Dec. 31, 2016
Disclosure of debt securities in issue [Line Items]
Debt instruments issued		$ 19,648,714	$ 18,704,809
Subordinated bonds [member] | Local currency one [member]
Disclosure of debt securities in issue [Line Items]
Debt instruments issued	[1]	2,573,987	2,370,682
Subordinated bonds [member] | Foreign currency one [member]
Disclosure of debt securities in issue [Line Items]
Debt instruments issued	[1]	6,156,094	7,727,485
Ordinary bonds [member] | Local currency two [member]
Disclosure of debt securities in issue [Line Items]
Debt instruments issued		2,673,514	3,192,218
Ordinary bonds [member] | Foreign currency two [member]
Disclosure of debt securities in issue [Line Items]
Debt instruments issued		8,245,119	5,414,424
Less than a year [member]
Disclosure of debt securities in issue [Line Items]
Debt instruments issued		2,352,801	832,885
Less than a year [member] | Subordinated bonds [member] | Local currency one [member]
Disclosure of debt securities in issue [Line Items]
Debt instruments issued	[1]	0	0
Less than a year [member] | Subordinated bonds [member] | Foreign currency one [member]
Disclosure of debt securities in issue [Line Items]
Debt instruments issued	[1]	0	6,816
Less than a year [member] | Ordinary bonds [member] | Local currency two [member]
Disclosure of debt securities in issue [Line Items]
Debt instruments issued		0	0
Less than a year [member] | Ordinary bonds [member] | Foreign currency two [member]
Disclosure of debt securities in issue [Line Items]
Debt instruments issued		535,020	826,069
1 to 3 years [member]
Disclosure of debt securities in issue [Line Items]
Debt instruments issued		758,879	13
1 to 3 years [member] | Subordinated bonds [member] | Local currency one [member]
Disclosure of debt securities in issue [Line Items]
Debt instruments issued	[1]	0	0
1 to 3 years [member] | Subordinated bonds [member] | Foreign currency one [member]
Disclosure of debt securities in issue [Line Items]
Debt instruments issued	[1]	0	0
1 to 3 years [member] | Ordinary bonds [member] | Local currency two [member]
Disclosure of debt securities in issue [Line Items]
Debt instruments issued		0	13
1 to 3 years [member] | Ordinary bonds [member] | Foreign currency two [member]
Disclosure of debt securities in issue [Line Items]
Debt instruments issued		758,879	0
3 to 5 years [member]
Disclosure of debt securities in issue [Line Items]
Debt instruments issued		209,320	2,769,141
3 to 5 years [member] | Subordinated bonds [member] | Local currency one [member]
Disclosure of debt securities in issue [Line Items]
Debt instruments issued	[1]	163,778	495,614
3 to 5 years [member] | Subordinated bonds [member] | Foreign currency one [member]
Disclosure of debt securities in issue [Line Items]
Debt instruments issued	[1]	0	912,760
3 to 5 years [member] | Ordinary bonds [member] | Local currency two [member]
Disclosure of debt securities in issue [Line Items]
Debt instruments issued		802	390,016
3 to 5 years [member] | Ordinary bonds [member] | Foreign currency two [member]
Disclosure of debt securities in issue [Line Items]
Debt instruments issued		44,740	970,751
more than 5 years [member]
Disclosure of debt securities in issue [Line Items]
Debt instruments issued		18,145,495	15,102,770
more than 5 years [member] | Subordinated bonds [member] | Local currency one [member]
Disclosure of debt securities in issue [Line Items]
Debt instruments issued	[1]	2,410,209	1,875,068
more than 5 years [member] | Subordinated bonds [member] | Foreign currency one [member]
Disclosure of debt securities in issue [Line Items]
Debt instruments issued	[1]	6,156,094	6,807,909
more than 5 years [member] | Ordinary bonds [member] | Local currency two [member]
Disclosure of debt securities in issue [Line Items]
Debt instruments issued		2,672,712	2,802,189
more than 5 years [member] | Ordinary bonds [member] | Foreign currency two [member]
Disclosure of debt securities in issue [Line Items]
Debt instruments issued		$ 6,906,480	$ 3,617,604

[1]	The subordinated bonds, in the event of default of the Bank, will be subordinated to the claims of depositors and all other creditors of the issuer, other than creditors whose claims rank equally with, or are junior to, the claims of the holders of the subordinated liabilities.